Nature of the Business and Basis of Presentation (Restated) (Details) - Schedule of Relevant Financial Statement - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Forward purchase agreement assets	$ 2,386
Total current assets	22,729
Total assets	23,601
FPA put option liability
Forward purchase agreement warrant liability	1,793
Total current liabilities	13,603
Total liabilities	17,342
Additional paid-in capital	257,385
Total stockholders’ equity (deficit)	6,259	$ (36,195)	$ (24,987)
Total liabilities and stockholders’ equity (deficit)	23,601
Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Forward purchase agreement assets	(2,386)
Total current assets	(2,386)
Total assets	(2,386)
FPA put option liability	34
Forward purchase agreement warrant liability	(947)
Total current liabilities	(913)
Total liabilities	(913)
Additional paid-in capital	(1,473)
Total stockholders’ equity (deficit)	(1,473)
Total liabilities and stockholders’ equity (deficit)	(2,386)
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Forward purchase agreement assets
Total current assets	20,343
Total assets	21,215
FPA put option liability	34
Forward purchase agreement warrant liability	846
Total current liabilities	12,690
Total liabilities	16,429
Additional paid-in capital	255,912
Total stockholders’ equity (deficit)	4,786
Total liabilities and stockholders’ equity (deficit)	$ 21,215